Financial assets and liabilities - Fair values to the fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 1,192,585	$ 1,168,805
Level 1 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 1 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Level 1 | For which fair values are disclosed | Borrowings | Liabilities To Banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 1 | For which fair values are disclosed | Borrowings | Term loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 1 | For which fair values are disclosed | Borrowings | Local bank loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 2 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	4,473	5,193
Level 2 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4,554	3,554
Level 2 | For which fair values are disclosed | Borrowings | Liabilities To Banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 2 | For which fair values are disclosed | Borrowings | Term loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	669,119	684,234
Level 2 | For which fair values are disclosed | Borrowings | Local bank loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	12,512
Level 3 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 3 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Level 3 | For which fair values are disclosed | Borrowings | Liabilities To Banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 3 | For which fair values are disclosed | Borrowings | Term loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 3 | For which fair values are disclosed | Borrowings | Local bank loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0	$ 0